UNITED STATES
	                  SECURITIES AND EXCHANGE COMMISSION
        	              Washington, D.C.  20549


	                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2010 Check here if Amendment [ ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   November 3, 2010


Report Type  (Check only one.):

[X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   60

Form 13F Information Table Value Total:   $21186
List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      529     6105 SH       SOLE                     6105
A.J. Gallagher                 COM              363576109      259     9840 SH       SOLE                     9840
AT&T                           COM              00206R102      308    10775 SH       SOLE                    10775
Abbott Laboratories            COM              002824100      300     5750 SH       SOLE                     5750
Amgen Inc.                     COM              031162100      267     4840 SH       SOLE                     4840
Auto. Data Processing          COM              053015103      201     4775 SH       SOLE                     4775
Avon Products Inc.             COM              054303102      255     7955 SH       SOLE                     7955
BHP Billiton Ltd.              COM              088606108      358     4685 SH       SOLE                     4685
Bristol-Myers-Squibb           COM              110122108      202     7435 SH       SOLE                     7435
Brown-Forman Cl. B             COM              115637209      232     3768 SH       SOLE                     3768
CB Richard Ellis Group         COM              12497T101      402    21980 SH       SOLE                    21980
CSX Corp.                      COM              126408103      383     6915 SH       SOLE                     6915
CVS Caremark Corp.             COM              126650100      293     9307 SH       SOLE                     9307
Caterpillar                    COM              149123101      476     6055 SH       SOLE                     6055
Chevron Corp.                  COM              166764100      261     3220 SH       SOLE                     3220
Cisco Systems Inc.             COM              17275R102      315    14365 SH       SOLE                    14365
Clorox Co.                     COM              189054109      317     4750 SH       SOLE                     4750
ConocoPhillips                 COM              20825C104      416     7239 SH       SOLE                     7239
Deer Consumer Products         COM              24379J200      103    10700 SH       SOLE                    10700
Disney Walt Co.                COM              254687106      328     9910 SH       SOLE                     9910
DuPont (E.I.)                  COM              263534109      712    15957 SH       SOLE                    15957
Exxon Mobil Corp.              COM              30231G102     1103    17855 SH       SOLE                    17855
General Electric               COM              369604103      431    26516 SH       SOLE                    26516
Genuine Parts Co.              COM              372460105      265     5940 SH       SOLE                     5940
Gruma S.A.B. de C.V.           COM              400131306      116    20510 SH       SOLE                    20510
Heinz (H.J.)                   COM              423074103      436     9205 SH       SOLE                     9205
Hewlett-Packard Co.            COM              428236103      351     8336 SH       SOLE                     8336
Home Depot Inc.                COM              437076102      297     9373 SH       SOLE                     9373
Int'l Business Machines        COM              459200101      295     2201 SH       SOLE                     2201
Intel Corp.                    COM              458140100      316    16475 SH       SOLE                    16475
Johnson & Johnson              COM              478160104      783    12640 SH       SOLE                    12640
Kraft Foods                    COM              50075N104      219     7089 SH       SOLE                     7089
Manitowoc Co.                  COM              563571108      286    23590 SH       SOLE                    23590
Marsh & McLennan               COM              571748102      280    11625 SH       SOLE                    11625
McDonalds Corp                 COM              580135101      322     4325 SH       SOLE                     4325
Merck & Co. Inc.               COM              58933Y105      206     5606 SH       SOLE                     5606
Microsoft Corp.                COM              594918104      357    14593 SH       SOLE                    14593
NY Cmnty Bancorp               COM              649445103      239    14700 SH       SOLE                    14700
NYSE Euronext                  COM                             229     8000 SH       SOLE                     8000
Nabors Industries              COM              G6359F103      188    10413 SH       SOLE                    10413
Oracle Corp.                   COM              68389X105      273    10170 SH       SOLE                    10170
PepsiCo Inc.                   COM              713448108      703    10584 SH       SOLE                    10584
Pfizer Inc.                    COM              717081103      660    38464 SH       SOLE                    38464
Philip Morris Intl.            COM              718172109      511     9125 SH       SOLE                     9125
Procter & Gamble               COM              742718109      776    12941 SH       SOLE                    12941
QUALCOMM Inc.                  COM              747525103      421     9321 SH       SOLE                     9321
Royal Dutch Shell 'A'          COM              780259206      220     3650 SH       SOLE                     3650
Schlumberger Ltd.              COM              806857108      329     5336 SH       SOLE                     5336
Spectra Energy                 COM              847560109      287    12727 SH       SOLE                    12727
Target Corp.                   COM              87612E106      316     5910 SH       SOLE                     5910
Teva Pharmaceutical            COM              881624209      276     5240 SH       SOLE                     5240
United Technologies            COM              913017109      620     8707 SH       SOLE                     8707
Wal-Mart Stores                COM              931142103      316     5895 SH       SOLE                     5895
Wells Fargo & Co.              COM              949746101      370    14725 SH       SOLE                    14725
Wilmington Trust               COM              971807102      113    12580 SH       SOLE                    12580
iShr MSCI EAFE                 COM              464287465      261     4755 SH       SOLE                     4755
iShr MSCI Emerging Mkts        COM              464287234      346     7735 SH       SOLE                     7735
iShr MSCI Pacific Ex Japan     COM              464286665      287     6485 SH       SOLE                     6485
AngloGold Ashanti 6.0%                          03512Q206      227     4275 SH       SOLE                     4275
Archer-Daniels-Midland 6.25% E                  039483201      237     5730 SH       SOLE                     5730